Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 6,802	$ 6,678	$ 2,649
Accounts receivable net	440	405	339
Other	83	16	343
Assets of discontinued operations	0	23	214
Total Current Assets	7,325	7,122	3,545
Property and equipment, net	303	323	475
Long-term note receivable	700	0
Deposits and other assets	21	31	91
Total Assets	8,349	7,476	4,111
Liabilities and Stockholders' Equity
Accounts payable	316	388	266
Accrued liabilities	127	29	210
Liabilities of discontinued operations		0	24
Total Current Liabilities	443	417	500
Long Term Liabilities:
Accounts payable		0	32
Total Liabilities	443	417	532
Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.001 par value; 100,000,000 shares authorized, 31,374,002 issued and 31,292,520 outstanding and 23,420,189 issued and 23,338,707 outstanding	33	31	23
Additional paid-in capital	60,946	58,901	47,280
Accumulated deficit	(53,073)	(51,873)	(43,724)
Total Stockholders' Equity	7,906	7,059	3,579
Total Liabilities and Stockholders' Equity	$ 8,349	$ 7,476	$ 4,111